SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financing Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing receivable	¥ 1,763,451	¥ 1,286,469
Allowance	(65,489)	(32,975)
Financing receivable, net	1,697,962	1,253,494
Overdue
Financing receivable	172,200	12,500
Overdue for more than 90 days
Loans receivable written-off	2,800	500
Loans overdue for more than 90 days	¥ 86,500	¥ 5,200